Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [abstract]
Schedule of Components of Income Tax Expense

The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Current income tax expense	$1,659	$408
Deferred income tax expense	299	260

Income tax expense	$1,958	$668

Schedule of Reconciliation of Effective Tax Rate

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Tax recovery at statutory rates	$(8,555)	$(2,744)
Mexican mining royalty	128	668
Impact of foreign tax rates	(388)	(107)
Non-deductible expenses	2,741	927
Losses not recognized	8,032	1,924

Income tax expense	$1,958	$668

Schedule of Components of Deferred Tax Assets and Liabilities

The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Alternative minimum tax credits	$343	$626
Provisions and reserves	2,101	—
Net operating losses	4,230	742

Total deferred tax assets	6,674	1,368
Property, plant and equipment	(6,331)	(742)

Net deferred tax assets	$343	$626

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Property, plant and equipment	$851	$878
Other	329	607

Total deferred tax liabilities	1,180	1,485
Provisions and reserves	(430)	(353)

Net deferred tax liabilities	$750	$1,132

Schedule of Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2019	2018
Property, plant and equipment	$19,288	$5,600
Mexican tax losses (expiring in 2023 - 2029)	25,599	29,476
Canadian tax losses (expiring in 2027 - 2039)	19,051	34,053
U.S. tax losses (expiring in 2020 - 2037)	31,956	31,159
U.S. tax losses (no expiry)	20,779	6,802
Provisions and other	29,207	26,479
Deferred Mexican mining royalty	750	1,838

	$146,630	$135,407